Business combination (Details) - Schedule of components of identifiable intangible assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business combination (Details) - Schedule of components of identifiable intangible assets [Line Items]
Total identifiable intangible assets	$ 3,524
Core Technology [Member]
Business combination (Details) - Schedule of components of identifiable intangible assets [Line Items]
Total identifiable intangible assets	$ 3,347
Useful Life	7 years
Customer Relationship [Member]
Business combination (Details) - Schedule of components of identifiable intangible assets [Line Items]
Total identifiable intangible assets	$ 177
Useful Life	10 years